Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information [Abstract]
Corporate information
1.	Corporate information

Cementos Pacasmayo S.A.A. (hereinafter "the Company") was incorporated in 1957 and, under the Peruvian General Corporation Law, is an open stock corporation, its shares are listed in the Lima and New York Stock Exchange. The Company is a subsidiary of Inversiones ASPI S.A., which holds 50.01 percent of the Company’s common shares as of December 31, 2024, 2023 and 2022. The Company’s registered address is Calle La Colonia No.150, Urbanización El Vivero, Santiago de Surco, Lima, Peru. All the subsidiaries are domiciled and operate in Peru.

The Company’s main activity is the production and marketing of cement, precast, concrete and other minors in La Libertad region of the northern of Peru.

The issuance of the Company's consolidated financial statements and notes as of December 31, 2024 and for the year then ended were authorized by the Company’s Board of Directors on February 13, 2025 and then approved by the General Shareholders’ Meeting on March 24, 2025, subsequent events have been considered as through April 29, 2025. The consolidated financial statements as of December 31, 2023 and for the year then ended were approved by the General Shareholders’ Meeting on March 21, 2024.

For the years ended December 31, 2024, 2023 and 2022, the consolidated financial statements comprise the financial statements of the Company and its subsidiaries: Cementos Selva S.A.C. and subsidiaries, Distribuidora Norte Pacasmayo S.R.L. and subsidiary, Empresa de Transmisión Guadalupe S.A.C., Salmueras Sudamericanas S.A., Soluciones Crealo 150 S.A.C , Soluciones Takay S.A.C., 150Krea Inc, Vanguardia Constructora del Perú S.A.C. and Corporación Materiales Piura S.A.C. As of these dates, the Company maintained a 100 percent interest in all its subsidiaries.

The main activities of the subsidiaries incorporated in the consolidated financial statements are described as follows:

-	Cementos Selva S.A.C. is engaged in production and marketing of cement and other construction materials in the northeast region of Peru. Also, it holds 100 percent of the shares in Dinoselva Iquitos S.A.C. (a cement and construction materials distributor in the north of Peru, which also produces and sells precast, cement bricks and ready-mix concrete) and in Acuícola Los Paiches S.A.C. (a fish farm entity).

-	Distribuidora Norte Pacasmayo S.R.L. is mainly engaged in selling cement produced by the Company. Additionally, it produces and sells precast, cement bricks and ready-mix concrete. It is the main partner of the Consorcio Constructor Norte del Peru, an entity established for the execution of the work “Mejoramiento del Sistema de Pistas y Cerco Perimétrico del Aeropuerto de Piura”.

-	Empresa de Transmisión Guadalupe S.A.C. is mainly engaged in providing electric energy transmission services to the Company.

-	Salmueras Sudamericanas S.A.(“Salmueras”) In December 2017, the Company decided not to continue with the activities related to this project of Salmueras.
-	Soluciones Takay S.A.C., entity constituted on March 29, 2019 whose corporate purpose is to provide advisory services and information, promotion, acquisition and intermediation services for the management and development of real estate projects by natural and/or legal persons.

-	150Krea Inc., entity constituted on June 3, 2021 whose corporate purpose is the lease of intangible assets.

-	Corporación Materiales Piura S.A.C., entity acquired on January 4, 2023 whose corporate purpose is the extraction of stone, sand and clay.

-	Soluciones Créalo 150 S.A.C., an entity established on June 21, 2024, under the trade name Makers150, is mainly dedicated to the research and development of digital solutions for companies in the construction sector in Latin America.

-	Vanguardia Constructora del Perú S.A.C., an entity established on June 21, 2024, whose corporate purpose is the performance of all construction activities, engineering services and management consulting.